JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 26.7%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	400,000	357,447
Boeing Co. (The)
2.75%, 2/1/2026	782,000	739,692
3.10%, 5/1/2026	931,000	884,084
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	410,345
Leidos, Inc. 2.30%, 2/15/2031	467,000	374,062
Northrop Grumman Corp. 2.93%, 1/15/2025	50,000	48,600
RTX Corp.
3.15%, 12/15/2024	216,000	210,469
5.75%, 1/15/2029	800,000	816,615
		3,841,314
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	172,615
Automobiles — 0.7%
Honda Motor Co. Ltd. (Japan) 2.53%, 3/10/2027	50,000	46,232
Hyundai Capital America
0.80%, 1/8/2024 (a)	50,000	49,741
3.00%, 2/10/2027 (a)	903,000	830,931
2.38%, 10/15/2027 (a)	419,000	369,079
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	800,000	746,785
4.81%, 9/17/2030 (a)	800,000	712,267
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	378,000	302,263
		3,057,298
Banks — 7.2%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	600,000	508,955
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	264,000	269,090
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	750,000	722,275
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	177,415
2.75%, 12/3/2030	600,000	470,827
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	21,000	19,552
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	178,000	162,413
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	937,000	886,750
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	547,000	538,613
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	1,977,000	1,552,512
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	925,000	825,903
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	36,989
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	330,000	328,331
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (a)	357,000	359,245
Barclays plc (United Kingdom) (SOFR + 1.88%), 6.50%, 9/13/2027 (b)	699,000	704,767
BNP Paribas SA (France)
(3-MONTH CME TERM SOFR + 2.50%), 4.71%, 1/10/2025 (a) (b)	500,000	499,181
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	500,000	472,738

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (b)	964,000	859,643
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	694,000	532,029
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	1,056,000	956,219
4.45%, 9/29/2027	472,000	451,983
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	90,000	85,638
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	456,000	373,740
Commonwealth Bank of Australia (Australia) 2.30%, 3/14/2025 (a)	40,000	38,540
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	750,000	669,030
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	250,000	248,223
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	1,500,000	1,408,255
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (b)	407,000	408,000
Discover Bank
2.45%, 9/12/2024	650,000	630,379
3.45%, 7/27/2026	447,000	411,798
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	1,000,000	874,901
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	224,828
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	1,250,000	1,211,097
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	300,000	261,544
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (b)	640,000	581,629
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,141,000	947,844
Huntington Bancshares, Inc. (SOFR + 2.05%), 5.02%, 5/17/2033 (b)	944,000	860,946
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (b)	480,000	436,038
KeyBank NA 3.30%, 6/1/2025	250,000	236,919
KeyCorp (SOFRINDX + 1.25%), 3.88%, 5/23/2025 (b)	184,000	178,086
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	550,000	526,274
3.75%, 1/11/2027	469,000	443,169
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	600,000	544,054
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (c)	800,000	795,455
Morgan Stanley Bank NA 4.75%, 4/21/2026	520,000	513,546
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (c)	250,000	196,372
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	286,000	256,660
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	777,000	750,890
PNC Financial Services Group, Inc. (The) (SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	573,000	560,812
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	200,000	183,859
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	200,000	201,666
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	750,000	756,313
Societe Generale SA (France)
2.63%, 1/22/2025 (a)	700,000	672,188
4.25%, 4/14/2025 (a)	400,000	386,660

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	937,000	837,997
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	612,000	600,793
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	37,501
Truist Bank 3.30%, 5/15/2026	200,000	186,908
Truist Financial Corp. (SOFR + 2.45%), 7.16%, 10/30/2029 (b)	275,000	287,498
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	835,000	751,607
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	600,000	564,997
Wachovia Corp. 7.57%, 8/1/2026 (d)	366,000	383,837
Wells Fargo & Co. (3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	637,000	548,054
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b) (c)	540,000	515,819
		32,925,794
Biotechnology — 0.3%
AbbVie, Inc. 2.95%, 11/21/2026	1,277,000	1,208,773
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,246
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	181,000	143,730
		1,386,749
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	41,742
Capital Markets — 2.1%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	350,241
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	1,920,000	1,881,862
1.25%, 8/7/2026	250,000	222,218
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	190,000	193,795
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	700,000	625,745
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	626,000	497,112
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	230,834
3.50%, 11/16/2026	1,185,000	1,130,646
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	512,000	397,104
Invesco Finance plc 3.75%, 1/15/2026	386,000	372,758
Macquarie Group Ltd. (Australia) (3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (b)	200,000	193,233
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	40,000	38,032
4.35%, 9/8/2026	1,163,000	1,128,207
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	110,000	84,545
Nasdaq, Inc. 5.55%, 2/15/2034	138,000	137,908
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	800,000	720,808
2.68%, 7/16/2030	453,000	371,820

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	250,000	235,100
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	900,000	812,164
		9,624,132
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	499,916
RPM International, Inc. 2.95%, 1/15/2032	238,000	191,361
		691,277
Construction & Engineering — 0.1%
Quanta Services, Inc. 2.35%, 1/15/2032	446,000	349,251
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	33,579
Consumer Finance — 2.2%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,404,000	1,279,033
3.00%, 10/29/2028	1,235,000	1,088,474
American Express Co. (SOFR + 1.33%), 6.34%, 10/30/2026 (b)	490,000	496,680
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (a)	692,000	629,919
4.25%, 4/15/2026 (a)	832,000	791,330
4.38%, 5/1/2026 (a)	1,063,000	1,011,905
2.53%, 11/18/2027 (a)	2,793,000	2,413,460
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (b)	394,000	388,042
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	409,000	306,666
General Motors Financial Co., Inc.
1.20%, 10/15/2024	420,000	403,053
2.35%, 1/8/2031	890,000	708,718
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	200,000	201,207
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	392,000	390,926
		10,109,413
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	205,000	160,232
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	453,000	409,092
WRKCo, Inc. 4.90%, 3/15/2029	150,000	146,938
		556,030
Diversified REITs — 0.3%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163,000	148,810
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	530,667
WP Carey, Inc. 2.25%, 4/1/2033	893,000	659,689
		1,339,166
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 1.65%, 2/1/2028	381,000	331,856

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (a)	800,000	662,535
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	163,899
Verizon Communications, Inc.
2.63%, 8/15/2026	793,000	744,661
1.68%, 10/30/2030	70,000	55,462
		1,958,413
Electric Utilities — 2.1%
Alabama Power Co. 5.85%, 11/15/2033	500,000	516,368
American Electric Power Co., Inc. 2.03%, 3/15/2024	179,000	176,889
Arizona Public Service Co. 3.35%, 6/15/2024	322,000	317,583
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,043
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	10,000	9,392
Cleveland Electric Illuminating Co. (The)
5.50%, 8/15/2024	10,000	9,981
3.50%, 4/1/2028 (a)	386,000	355,231
4.55%, 11/15/2030 (a)	290,000	267,660
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	18,904
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	52,866
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	72,445
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (a)	421,000	339,637
2.78%, 1/7/2032 (a)	254,000	193,451
Edison International 3.55%, 11/15/2024	714,000	697,169
Evergy, Inc. 2.90%, 9/15/2029	218,000	190,150
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	864,000	795,665
Fortis, Inc. (Canada) 3.06%, 10/4/2026	421,000	393,695
Interstate Power and Light Co. 4.10%, 9/26/2028	30,000	28,534
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251,000	213,997
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	192,613
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	200,000	164,887
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	640,000	626,446
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	405,000	354,930
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	260,000	266,794
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	427,528
4.55%, 7/1/2030	778,999	715,455
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256,000	233,515
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	773,517
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	199,625
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	10,000	9,414
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	10,000	9,500
Vistra Operations Co. LLC 4.88%, 5/13/2024 (a)	680,000	675,202
		9,318,086
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	47,060
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	458,000	426,691

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	200,000	175,239
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	39,000	37,028
		212,267
Financial Services — 0.3%
Global Payments, Inc.
2.15%, 1/15/2027	501,000	451,710
3.20%, 8/15/2029	200,000	176,240
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	490,000	424,855
Nationwide Building Society (United Kingdom) 4.85%, 7/27/2027 (a)	300,000	293,165
		1,345,970
Food Products — 0.2%
General Mills, Inc. 4.95%, 3/29/2033	151,000	146,739
J M Smucker Co. (The) 6.20%, 11/15/2033	264,000	275,634
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	87,288
Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	376,000	349,251
		858,912
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	202,452
Ground Transportation — 0.5%
ERAC USA Finance LLC 3.85%, 11/15/2024 (a)	416,000	408,554
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	219,000	218,213
5.55%, 5/1/2028 (a)	818,000	809,876
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (a)	637,000	576,574
3.25%, 3/15/2032	508,000	387,116
		2,400,333
Health Care Equipment & Supplies — 0.0% ^
Abbott Laboratories 3.88%, 9/15/2025	40,000	39,339
Becton Dickinson & Co. 3.36%, 6/6/2024	46,000	45,412
		84,751
Health Care Providers & Services — 0.5%
CommonSpirit Health
3.35%, 10/1/2029	455,000	403,383
2.78%, 10/1/2030	171,000	141,597
CVS Health Corp. 1.88%, 2/28/2031	281,000	222,178
HCA, Inc.
5.25%, 6/15/2026	20,000	19,828
4.13%, 6/15/2029	764,000	708,619
Humana, Inc. 3.95%, 3/15/2027	292,000	280,976
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93,000	79,923
2.80%, 6/30/2031	287,000	239,973
UnitedHealth Group, Inc. 3.38%, 4/15/2027	20,000	19,072
		2,115,549

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — 0.5%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	269,000	228,286
2.00%, 3/15/2031	429,000	331,221
Healthpeak OP LLC 2.13%, 12/1/2028	270,000	230,466
Physicians Realty LP 2.63%, 11/1/2031	409,000	323,077
Sabra Health Care LP 3.20%, 12/1/2031	440,000	344,128
Ventas Realty LP
3.50%, 2/1/2025	110,000	106,656
4.13%, 1/15/2026	45,000	43,475
3.25%, 10/15/2026	229,000	214,109
Welltower OP LLC 2.75%, 1/15/2032	404,000	327,110
		2,148,528
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc. 3.25%, 2/15/2030	755,000	667,091
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	407,000	388,529
Insurance — 0.9%
Athene Global Funding 2.72%, 1/7/2029 (a)	711,000	601,246
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	258,000	253,434
CNA Financial Corp. 3.95%, 5/15/2024	439,000	434,712
CNO Global Funding
1.75%, 10/7/2026 (a)	531,000	473,481
2.65%, 1/6/2029 (a)	200,000	169,435
F&G Global Funding 2.30%, 4/11/2027 (a)	604,000	531,807
Guardian Life Global Funding 0.88%, 12/10/2025 (a)	512,000	465,640
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	380,326
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	30,000	29,835
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	18,785
3.70%, 5/15/2029	30,000	27,574
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650,000	667,480
		4,053,755
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	392,000	352,517
Media — 0.6%
Charter Communications Operating LLC 4.91%, 7/23/2025	814,000	800,643
Comcast Corp. 4.15%, 10/15/2028	544,000	525,950
Discovery Communications LLC 3.95%, 3/20/2028	652,000	610,237
Paramount Global 2.90%, 1/15/2027	246,000	223,065
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	388,026
		2,547,921
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	260,000	212,826

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
2.85%, 4/27/2031 (a)	350,000	286,997
Steel Dynamics, Inc. 1.65%, 10/15/2027	324,000	281,536
		781,359
Multi-Utilities — 0.2%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	262,458
CMS Energy Corp. 2.95%, 2/15/2027	170,000	156,144
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,545
NiSource, Inc. 5.25%, 3/30/2028	166,000	165,775
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	168,071
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	203,217
		965,210
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	483,000	416,926
Corporate Office Properties LP 2.00%, 1/15/2029	257,000	203,362
Kilroy Realty LP 2.65%, 11/15/2033	592,000	410,788
		1,031,076
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	222,000	202,344
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	424,000	404,451
Cameron LNG LLC 2.90%, 7/15/2031 (a)	146,000	123,963
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	272,000	272,045
Coterra Energy, Inc. 3.90%, 5/15/2027	424,000	404,151
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	48,486
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	313,000	304,236
5.38%, 6/26/2026	295,000	285,059
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	399,000	398,996
Energy Transfer LP
5.95%, 12/1/2025	446,000	447,181
5.50%, 6/1/2027	244,000	243,687
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	380,142
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	1,116,000	872,840
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	312,000	292,140
3.45%, 10/15/2027 (a)	637,000	580,531
HF Sinclair Corp. 5.88%, 4/1/2026	300,000	301,336
MPLX LP
4.13%, 3/1/2027	458,000	439,963
4.25%, 12/1/2027	118,000	112,794
5.00%, 3/1/2033	350,000	330,310
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	271,000	223,824
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	417,377
Plains All American Pipeline LP 4.65%, 10/15/2025	357,000	350,014
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250,000	236,023

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	215,024
Targa Resources Partners LP 4.00%, 1/15/2032	153,000	132,980
		8,019,897
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	102,068	99,305
Personal Care Products — 0.1%
Kenvue, Inc. 5.00%, 3/22/2030	428,000	430,043
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	30,000	27,850
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	800,000	662,023
		689,873
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219,000	207,937
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325,000	303,883
		511,820
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	279,000	212,232
Mid-America Apartments LP 1.70%, 2/15/2031	187,000	146,111
UDR, Inc.
3.20%, 1/15/2030	260,000	228,272
2.10%, 8/1/2032	266,000	198,130
2.10%, 6/15/2033	350,000	256,304
		1,041,049
Retail REITs — 0.4%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	364,505
2.25%, 4/1/2028	186,000	160,348
2.50%, 8/16/2031	140,000	110,394
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	232,265
4.30%, 10/15/2028	370,000	348,450
Regency Centers LP 3.70%, 6/15/2030	350,000	312,068
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	350,000	340,146
SITE Centers Corp. 3.63%, 2/1/2025	100,000	96,580
		1,964,756
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 4.11%, 9/15/2028	792,000	756,735
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	353,665
Microchip Technology, Inc. 0.97%, 2/15/2024	546,000	540,544
NXP BV (China) 2.50%, 5/11/2031	658,000	532,934
		2,183,878
Software — 0.3%
Oracle Corp.
2.65%, 7/15/2026	60,000	56,207

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.50%, 5/6/2028	295,000	288,048
2.88%, 3/25/2031	502,000	429,719
6.50%, 4/15/2038	50,000	53,511
Roper Technologies, Inc. 3.80%, 12/15/2026	427,000	411,649
		1,239,134
Specialized REITs — 0.7%
American Tower Corp. 1.45%, 9/15/2026	1,378,000	1,233,235
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	563,709
Equinix, Inc. 2.90%, 11/18/2026	605,000	564,409
Extra Space Storage LP
2.20%, 10/15/2030	510,000	405,036
2.35%, 3/15/2032	467,000	361,954
		3,128,343
Specialty Retail — 0.3%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	460,000	355,268
AutoZone, Inc. 1.65%, 1/15/2031	265,000	206,796
Home Depot, Inc. (The) 2.95%, 6/15/2029	50,000	45,754
Lowe's Cos., Inc.
3.75%, 4/1/2032	20,000	17,896
5.15%, 7/1/2033	200,000	196,689
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	197,216
3.60%, 9/1/2027	203,000	192,374
		1,211,993
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	532,000	417,845
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	116,000	113,809
2.26%, 3/25/2028	816,000	714,848
		1,246,502
Trading Companies & Distributors — 0.4%
Air Lease Corp.
1.88%, 8/15/2026	504,000	455,981
3.63%, 4/1/2027	757,000	700,989
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	422,000	417,008
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	200,000	196,162
		1,770,140
Water Utilities — 0.0% ^
American Water Capital Corp. 3.85%, 3/1/2024	20,000	19,898
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	474,000	412,588

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	436,679
3.88%, 4/15/2030	684,000	628,264
		1,477,531
Total Corporate Bonds (Cost $133,751,870)		121,229,224
Mortgage-Backed Securities — 20.1%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	17,934	17,984
Pool # C91802, 3.50%, 1/1/2035	1,949,299	1,843,411
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	91,123	91,443
Pool # A57681, 6.00%, 12/1/2036	581	600
Pool # G06493, 4.50%, 5/1/2041	389,134	376,575
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	862,242
Pool # U90690, 3.50%, 6/1/2042	405,101	370,003
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	788,925	752,562
Pool # RA5276, 2.50%, 5/1/2051	3,930,665	3,208,456
Pool # QC3244, 3.00%, 6/1/2051	2,496,424	2,117,613
Pool # QC7410, 2.50%, 9/1/2051	1,536,687	1,257,194
Pool # RA5906, 2.50%, 9/1/2051	1,388,523	1,136,825
Pool # RA6702, 3.00%, 2/1/2052	3,503,032	2,964,074
Pool # RA7937, 5.00%, 9/1/2052	3,654,022	3,522,582
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	1	1
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	318,884	301,463
Pool # AP9584, 3.00%, 10/1/2032	1,519,607	1,410,215
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	139,712	142,853
Pool # 735503, 6.00%, 4/1/2035	36,686	37,799
Pool # 888460, 6.50%, 10/1/2036	231,258	242,215
Pool # 888890, 6.50%, 10/1/2037	5,179	5,440
Pool # 949320, 7.00%, 10/1/2037	19,731	20,252
Pool # 995149, 6.50%, 10/1/2038	11,951	12,291
Pool # 994410, 7.00%, 11/1/2038	126,412	129,744
Pool # AD9151, 5.00%, 8/1/2040	202,255	201,321
Pool # AE0681, 4.50%, 12/1/2040	460,627	445,113
Pool # BM3500, 4.00%, 9/1/2047	779,061	737,104
Pool # BM3499, 4.00%, 12/1/2047	980,906	910,247
Pool # BE8354, 4.00%, 3/1/2048	418,254	388,008
Pool # CA6989, 2.50%, 9/1/2050	2,200,421	1,812,979
Pool # FS5384, 2.50%, 6/1/2051	1,950,219	1,601,010
Pool # CB1878, 3.00%, 10/1/2051	2,743,871	2,329,223
Pool # CB2637, 2.50%, 1/1/2052	2,350,537	1,909,593
Pool # CB2670, 3.00%, 1/1/2052	2,212,194	1,872,517

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS5986, 2.50%, 2/1/2052	1,743,003	1,423,427
Pool # FS0882, 2.50%, 3/1/2052	883,784	725,494
Pool # CB3378, 4.00%, 4/1/2052	1,973,484	1,793,252
Pool # CB3629, 4.00%, 5/1/2052	4,605,778	4,186,583
Pool # DA4015, 6.00%, 10/1/2053	610,000	611,809
FNMA, Other
Pool # AM4716, 3.38%, 12/1/2023	1,344,151	1,338,897
Pool # AM8674, 2.81%, 4/1/2025	2,200,000	2,125,271
Pool # AM8846, 2.68%, 5/1/2025	1,755,506	1,690,105
Pool # AN1413, 2.49%, 5/1/2026	780,884	735,522
Pool # AN1497, 2.61%, 6/1/2026	860,000	810,858
Pool # AN1243, 2.64%, 6/1/2026	1,600,000	1,509,972
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,483,358
Pool # AN6732, 2.83%, 5/1/2027	1,174,800	1,096,543
Pool # AN7338, 3.06%, 11/1/2027	949,485	885,741
Pool # AN7943, 3.10%, 1/1/2028	2,378,286	2,213,925
Pool # AN1161, 3.05%, 4/1/2028	936,683	866,832
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,652,812
Pool # AN9486, 3.57%, 6/1/2028	3,693,776	3,472,233
Pool # AN2069, 2.35%, 8/1/2028	1,379,980	1,237,298
Pool # BL0907, 3.88%, 12/1/2028	700,000	668,345
Pool # BM4162, 3.12%, 10/1/2029 (e)	127,302	117,332
Pool # BL4333, 2.52%, 11/1/2029	1,135,697	1,001,052
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,382,310
Pool # BM7037, 1.75%, 3/1/2032 (e)	999,241	789,194
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	1,991,373
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	969,520
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,563,412
Pool # MA1125, 4.00%, 7/1/2042	526,687	495,289
Pool # MA1437, 3.50%, 5/1/2043	726,008	662,075
Pool # MA1463, 3.50%, 6/1/2043	695,742	634,471
Pool # BF0669, 4.00%, 6/1/2052	2,170,086	1,988,679
Pool # BF0230, 5.50%, 1/1/2058	3,177,231	3,230,718
Pool # BM6734, 4.00%, 8/1/2059	3,691,094	3,370,381
Pool # BF0497, 3.00%, 7/1/2060	1,787,036	1,458,152
Pool # BF0546, 2.50%, 7/1/2061	857,514	673,255
Pool # BF0617, 2.50%, 3/1/2062	2,107,120	1,650,416
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	61,373	63,113
Pool # BA7567, 4.50%, 5/20/2048	662,357	625,000
Pool # BI0416, 4.50%, 11/20/2048	73,798	70,323
Pool # BM9692, 4.50%, 7/20/2049	272,431	258,588
Total Mortgage-Backed Securities (Cost $98,652,529)		91,553,882
U.S. Treasury Obligations — 16.5%
U.S. Treasury Inflation Indexed Notes
0.25%, 1/15/2025 (f)	22,408,406	21,635,491
0.63%, 1/15/2026	522,026	499,813
0.13%, 4/15/2027	23,867,740	22,107,028

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.38%, 7/15/2027	12,783,718	11,960,392
0.63%, 7/15/2032	10,349,752	9,138,912
U.S. Treasury Inflation Linked Notes 0.13%, 10/15/2025	10,301,135	9,826,987
Total U.S. Treasury Obligations (Cost $78,471,062)		75,168,623
Asset-Backed Securities — 16.2%
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (a)	85,228	85,164
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	263,098	249,392
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	367,536	322,125
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	1,966,000	1,729,689
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	73,946	65,755
Series 2021-1, Class B, 3.95%, 7/11/2030	1,012,830	881,247
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (a)	250,549	250,405
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	799,000	786,350
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	439,572	434,667
Series 2021-2, Class B, 0.69%, 1/19/2027	704,000	676,694
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	2,019,000	1,850,503
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	526,971	482,878
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	800,338	774,752
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710,000	673,128
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	111,732	105,985
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	947,698	891,469
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/2025	767,192	751,174
Series 2023-4, Class A3, 6.00%, 7/17/2028	241,000	245,242
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	895,063	860,722
Series 2023-N1, Class A, 6.36%, 4/12/2027 (a)	644,492	644,920
Series 2022-P3, Class A3, 4.61%, 11/10/2027	245,000	241,232
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,451,408
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	145,281	139,463
Series 2022-1, Class A, 4.74%, 6/17/2055 (a) (e)	519,856	500,366
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (a)	651,000	639,972
Series 2022-C, Class B, 4.88%, 4/15/2030 (a)	2,200,000	2,174,114
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	271,324	269,359
Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	356,355	350,676
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	2,100,000	2,101,202
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	56,676	56,510

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	199,230	198,290
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	1,292,000	1,259,493
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	760,000	696,451
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	1,798,000	1,768,038
Series 2023-2A, Class B, 5.41%, 2/15/2029 (a)	756,000	747,058
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	94,761	94,651
Series 2022-5A, Class B, 5.97%, 3/15/2027	1,392,000	1,387,245
Series 2023-5A, Class A3, 6.32%, 3/15/2027	471,000	472,016
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,076,000	1,056,152
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	240,864
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	580,054	574,834
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	1,059,477	969,297
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	600,000	524,084
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (a)	2,900,000	2,520,065
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	6,083	6,075
Series 2021-4, Class A, 0.81%, 7/17/2026 (a)	295,060	290,197
Series 2022-1, Class A, 1.79%, 10/15/2026 (a)	705,126	692,267
Series 2023-1, Class A2, 5.38%, 12/15/2026 (a)	132,250	131,694
Series 2023-2, Class A2, 5.76%, 4/15/2027 (a)	1,163,322	1,158,949
Series 2023-1, Class C, 5.43%, 5/15/2029 (a)	1,800,000	1,752,656
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	2,118,000	1,870,493
GLS Auto Receivables Issuer Trust Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	815,000	793,010
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	112,625	110,897
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	114,159	100,469
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (a)	922,000	872,892
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	1,155,981	1,055,076
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (a)	1,063,000	1,054,786
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	177,000	173,913
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	583,330	580,653
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (a)	644,558	586,172
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	124,677	114,244
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (a)	1,534,000	1,519,515
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	555,912	537,100
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (a)	785,000	721,894
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	350,000	309,506
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	1,144,000	985,489
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (a)	1,995,577	1,683,132
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	1,252,224	1,172,606
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (a)	1,048,000	838,857
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (d)	590,763	561,909
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	21,918	21,867
Santander Drive Auto Receivables Trust
Series 2021-2, Class C, 0.90%, 6/15/2026	194,256	193,140

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-5, Class B, 4.43%, 3/15/2027	562,000	552,901
Series 2023-1, Class B, 4.98%, 2/15/2028	440,000	434,184
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	746,751
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (a)	559,656	548,358
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	1,780,000	1,790,101
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (a)	79,007	77,454
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	106,636	93,235
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	184,999	169,411
Toyota Auto Receivables Owner Trust
Series 2021-A, Class A3, 0.26%, 5/15/2025	340,339	336,004
Series 2020-C, Class A4, 0.57%, 10/15/2025	442,753	435,509
Series 2021-C, Class A4, 0.72%, 1/15/2027	800,000	740,643
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	726,459	650,214
Series 2016-2, Class AA, 2.88%, 10/7/2028	731,185	641,619
Series 2018-1, Class AA, 3.50%, 3/1/2030	480,035	428,722
Series 2018-1, Class A, 3.70%, 3/1/2030	802,843	684,939
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (a)	248,078	236,763
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	354,159	331,143
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	731,272	675,598
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (d)	702,467	649,345
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	634,043	596,513
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	855,578	816,008
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (d)	493,278	464,338
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	824,055	788,317
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	1,052,002	991,319
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	704,643	671,836
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	53,279	53,181
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (a)	2,196,000	2,187,030
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	806,000	757,359
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (a)	450,000	447,171
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	180,000	177,279
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	501,593	492,219
Series 2021-C, Class A3, 0.44%, 8/17/2026	462,189	447,475
Series 2023-D, Class A3, 5.79%, 2/15/2029	275,000	279,399
Total Asset-Backed Securities (Cost $77,315,800)		73,476,897
Collateralized Mortgage Obligations — 9.8%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	244
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 5.21%, 12/25/2034 (e)	6,716	6,362
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,811	3,507
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	717	688
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (d)	740,387	722,101
FHLMC, REMIC
Series 3521, Class B, 4.00%, 4/15/2024	11,605	11,532
Series 3544, Class BC, 4.00%, 6/15/2024	1,091	1,084
Series 3546, Class NB, 4.00%, 6/15/2024	61,586	61,211

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3562, Class JC, 4.00%, 8/15/2024	47,604	47,233
Series 3563, Class BD, 4.00%, 8/15/2024	24,283	24,133
Series 3571, Class MY, 4.00%, 9/15/2024	12,690	12,589
Series 3575, Class EB, 4.00%, 9/15/2024	18,464	18,326
Series 3577, Class B, 4.00%, 9/15/2024	54,529	54,071
Series 3578, Class KB, 4.00%, 9/15/2024	7,112	7,051
Series 2989, Class TG, 5.00%, 6/15/2025	47,361	46,986
Series 2988, Class TY, 5.50%, 6/15/2025	2,843	2,814
Series 3816, Class HA, 3.50%, 11/15/2025	354,481	346,537
Series 3087, Class KX, 5.50%, 12/15/2025	8,906	8,796
Series 3787, Class AY, 3.50%, 1/15/2026	132,391	129,429
Series 3794, Class LB, 3.50%, 1/15/2026	98,124	95,929
Series 3102, Class CE, 5.50%, 1/15/2026	63,200	62,524
Series 3123, Class HT, 5.00%, 3/15/2026	13,011	12,829
Series 3121, Class JD, 5.50%, 3/15/2026	4,724	4,666
Series 3150, Class EQ, 5.00%, 5/15/2026	31,286	30,950
Series 3898, Class KH, 3.50%, 6/15/2026	164,831	160,663
Series 3885, Class AC, 4.00%, 6/15/2026	39,212	38,820
Series 3911, Class B, 3.50%, 8/15/2026	171,424	167,116
Series 3959, Class PB, 3.00%, 11/15/2026	1,099,261	1,066,268
Series 3337, Class MD, 5.50%, 6/15/2027	13,504	13,415
Series 2110, Class PG, 6.00%, 1/15/2029	35,799	35,751
Series 3563, Class LB, 4.00%, 8/15/2029	5,900	5,731
Series 3653, Class B, 4.50%, 4/15/2030	55,661	54,434
Series 3824, Class EY, 3.50%, 3/15/2031	146,450	139,486
Series 2525, Class AM, 4.50%, 4/15/2032	307,113	297,011
Series 2441, Class GF, 6.50%, 4/15/2032	10,238	10,396
Series 2436, Class MC, 7.00%, 4/15/2032	5,270	5,347
Series 2760, Class KT, 4.50%, 9/15/2032	38,397	36,813
Series 2505, Class D, 5.50%, 9/15/2032	42,272	41,998
Series 2544, Class KE, 5.50%, 12/15/2032	28,236	28,086
Series 2557, Class HL, 5.30%, 1/15/2033	72,575	71,645
Series 2575, Class PE, 5.50%, 2/15/2033	22,125	22,018
Series 2586, Class WG, 4.00%, 3/15/2033	89,660	85,876
Series 2596, Class QD, 4.00%, 3/15/2033	78,249	74,270
Series 2621, Class QH, 5.00%, 5/15/2033	88,146	86,680
Series 2624, Class QH, 5.00%, 6/15/2033	108,798	106,991
Series 2648, Class BK, 5.00%, 7/15/2033	9,812	9,652
Series 4238, Class UY, 3.00%, 8/15/2033	2,170,519	2,019,966
Series 2673, Class PE, 5.50%, 9/15/2033	172,045	171,285
Series 2696, Class DG, 5.50%, 10/15/2033	159,285	158,585
Series 2725, Class TA, 4.50%, 12/15/2033	284,000	273,654
Series 2733, Class ME, 5.00%, 1/15/2034	150,876	148,400
Series 2768, Class PK, 5.00%, 3/15/2034	149,230	143,192
Series 2934, Class KG, 5.00%, 2/15/2035	114,098	112,309
Series 3077, Class TO, PO, 4/15/2035	2,625	2,555
Series 2960, Class JH, 5.50%, 4/15/2035	329,918	328,268
Series 3082, Class PW, 5.50%, 12/15/2035	23,762	23,687
Series 3084, Class BH, 5.50%, 12/15/2035	488,685	487,963

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3098, Class KG, 5.50%, 1/15/2036	519,218	518,665
Series 3136, Class CO, PO, 4/15/2036	9,329	7,988
Series 3145, Class AJ, 5.50%, 4/15/2036	19,126	19,122
Series 3819, Class ZQ, 6.00%, 4/15/2036	342,863	347,096
Series 3200, PO, 8/15/2036	39,369	31,980
Series 3270, Class AT, 5.50%, 1/15/2037	13,045	13,002
Series 3272, Class PA, 6.00%, 2/15/2037	3,543	3,621
Series 3348, Class HT, 6.00%, 7/15/2037	34,350	35,143
Series 3501, Class A, 4.50%, 1/15/2039	89,016	82,707
Series 3508, Class PK, 4.00%, 2/15/2039	1,676	1,542
Series 3513, Class A, 4.50%, 2/15/2039	7,701	7,226
Series 3653, Class HJ, 5.00%, 4/15/2040	379,607	373,997
Series 3677, Class KB, 4.50%, 5/15/2040	667,156	643,514
Series 3677, Class PB, 4.50%, 5/15/2040	316,783	307,549
Series 3715, Class PC, 4.50%, 8/15/2040	111,091	108,898
Series 3955, Class HB, 3.00%, 12/15/2040	57,817	55,418
Series 3828, Class PU, 4.50%, 3/15/2041	39,326	38,099
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	126,393	125,213
Series 3956, Class EB, 3.25%, 11/15/2041	703,463	629,618
Series 3963, Class JB, 4.50%, 11/15/2041	1,060,679	1,017,102
Series 4026, Class MQ, 4.00%, 4/15/2042	39,377	36,922
Series 4616, Class HP, 3.00%, 9/15/2046	960,094	840,450
Series 3688, Class GT, 7.54%, 11/15/2046 (e)	18,324	19,376
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	426,587	391,678
FNMA, REMIC
Series 2004-44, Class KT, 6.00%, 6/25/2024	22	22
Series 2004-53, Class NC, 5.50%, 7/25/2024	326	324
Series 2004-70, Class EB, 5.00%, 10/25/2024	11	11
Series 2010-49, Class KB, 4.00%, 5/25/2025	42,632	42,150
Series 2010-41, Class DC, 4.50%, 5/25/2025	1,690	1,671
Series 1997-57, Class PN, 5.00%, 9/18/2027	35,131	34,403
Series 2009-39, Class LB, 4.50%, 6/25/2029	41,623	40,267
Series 2009-96, Class DB, 4.00%, 11/25/2029	46,906	45,515
Series 2010-28, Class DE, 5.00%, 4/25/2030	135,708	132,632
Series 2001-63, Class TC, 6.00%, 12/25/2031	29,310	29,496
Series 2001-81, Class HE, 6.50%, 1/25/2032	72,946	73,738
Series 2002-75, Class GB, 5.50%, 11/25/2032	32,991	32,288
Series 2011-39, Class ZA, 6.00%, 11/25/2032	308,165	308,683
Series 2002-85, Class PE, 5.50%, 12/25/2032	24,383	24,215
Series 2003-21, Class OU, 5.50%, 3/25/2033	19,779	19,656
Series 2003-26, Class EB, 3.50%, 4/25/2033	497,091	458,935
Series 2003-23, Class CH, 5.00%, 4/25/2033	19,194	18,754
Series 2003-63, Class YB, 5.00%, 7/25/2033	67,132	65,597
Series 2003-69, Class N, 5.00%, 7/25/2033	126,558	123,658
Series 2003-80, Class QG, 5.00%, 8/25/2033	170,591	166,683
Series 2003-85, Class QD, 5.50%, 9/25/2033	68,778	68,359
Series 2003-94, Class CE, 5.00%, 10/25/2033	8,895	8,720
Series 2005-5, Class CK, 5.00%, 1/25/2035	101,082	98,325
Series 2005-29, Class WC, 4.75%, 4/25/2035	168,863	163,785

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-48, Class TD, 5.50%, 6/25/2035	169,606	168,791
Series 2005-53, Class MJ, 5.50%, 6/25/2035	159,746	158,935
Series 2005-58, Class EP, 5.50%, 7/25/2035	10,512	10,498
Series 2005-68, Class BE, 5.25%, 8/25/2035	175,199	171,330
Series 2005-68, Class PG, 5.50%, 8/25/2035	62,590	61,976
Series 2005-102, Class PG, 5.00%, 11/25/2035	220,509	216,664
Series 2005-110, Class GL, 5.50%, 12/25/2035	281,938	280,667
Series 2006-49, Class PA, 6.00%, 6/25/2036	30,680	31,096
Series 2009-19, Class PW, 4.50%, 10/25/2036	175,787	167,732
Series 2006-114, Class HE, 5.50%, 12/25/2036	208,807	207,905
Series 2007-33, Class HE, 5.50%, 4/25/2037	15,504	15,483
Series 2007-65, Class KI, IF, IO, 1.18%, 7/25/2037 (e)	3,564	324
Series 2007-71, Class KP, 5.50%, 7/25/2037	13,492	13,045
Series 2007-71, Class GB, 6.00%, 7/25/2037	120,249	122,679
Series 2009-86, Class OT, PO, 10/25/2037	22,472	18,186
Series 2008-72, Class BX, 5.50%, 8/25/2038	10,634	10,586
Series 2008-74, Class B, 5.50%, 9/25/2038	4,746	4,729
Series 2009-37, Class KI, IF, IO, 0.56%, 6/25/2039 (e)	2,756	128
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	7,007	1,289
Series 2009-92, Class AD, 6.00%, 11/25/2039	276,753	273,661
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (e)	50,140	4,012
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,094,052	1,076,529
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (e)	19,419	1,224
Series 2010-37, Class CY, 5.00%, 4/25/2040	651,313	639,403
Series 2010-54, Class EA, 4.50%, 6/25/2040	19,116	18,455
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,737	2,696
Series 2010-71, Class HJ, 5.50%, 7/25/2040	72,954	73,113
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,608,560	1,541,692
Series 2011-41, Class KL, 4.00%, 5/25/2041	860,703	795,931
Series 2011-50, Class LP, 4.00%, 6/25/2041	370,842	343,645
Series 2012-137, Class CF, 5.74%, 8/25/2041 (e)	78,576	77,738
Series 2012-103, Class DA, 3.50%, 10/25/2041	8,480	8,273
Series 2012-14, Class DE, 3.50%, 3/25/2042	573,690	522,923
Series 2012-139, Class JA, 3.50%, 12/25/2042	281,638	255,383
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,101,775
Series 2019-65, Class PA, 2.50%, 5/25/2048	207,691	181,869
Series 2009-96, Class CB, 4.00%, 11/25/2049	13,542	12,214
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,421,882	2,273,528
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	123	122
Series 314, Class 1, PO, 7/25/2031	21,935	19,455
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	137,242	136,725
Series 2003-65, Class AP, 5.50%, 8/20/2033	46,643	46,371
Series 2003-77, Class TK, 5.00%, 9/16/2033	191,773	190,741
Series 2004-16, Class GC, 5.50%, 2/20/2034	494,497	492,980
Series 2004-54, Class BG, 5.50%, 7/20/2034	10,497	10,490
Series 2004-93, Class PD, 5.00%, 11/16/2034	290,686	287,619
Series 2004-101, Class BE, 5.00%, 11/20/2034	250,568	247,490

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-11, Class PL, 5.00%, 2/20/2035	117,834	116,526
Series 2005-26, Class XY, 5.50%, 3/20/2035	455,539	456,261
Series 2005-33, Class AY, 5.50%, 4/16/2035	115,768	115,578
Series 2005-49, Class B, 5.50%, 6/20/2035	38,963	39,014
Series 2005-51, Class DC, 5.00%, 7/20/2035	94,089	93,492
Series 2005-56, Class BD, 5.00%, 7/20/2035	14,614	14,460
Series 2006-7, Class ND, 5.50%, 8/20/2035	14,709	14,742
Series 2007-37, Class LB, 5.50%, 6/16/2037	117,501	118,622
Series 2007-79, Class BL, 5.75%, 8/20/2037	83,654	83,418
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (e)	79,035	3,332
Series 2008-7, Class PQ, 5.00%, 2/20/2038	247,758	244,353
Series 2008-9, Class PW, 5.25%, 2/20/2038	261,587	259,593
Series 2008-23, Class YA, 5.25%, 3/20/2038	61,402	60,994
Series 2008-35, Class NF, 5.00%, 4/20/2038	63,053	62,256
Series 2008-34, Class PG, 5.25%, 4/20/2038	73,071	72,422
Series 2008-33, Class PB, 5.50%, 4/20/2038	209,721	209,323
Series 2008-38, Class BG, 5.00%, 5/16/2038	346,616	344,638
Series 2008-43, Class NB, 5.50%, 5/20/2038	106,735	106,124
Series 2008-56, Class PX, 5.50%, 6/20/2038	205,044	203,492
Series 2008-58, Class PE, 5.50%, 7/16/2038	551,301	556,192
Series 2008-62, Class SA, IF, IO, 0.70%, 7/20/2038 (e)	1,541	20
Series 2008-76, Class US, IF, IO, 0.45%, 9/20/2038 (e)	45,798	1,319
Series 2011-97, Class WA, 6.11%, 11/20/2038 (e)	430,531	437,858
Series 2008-95, Class DS, IF, IO, 1.85%, 12/20/2038 (e)	42,580	1,463
Series 2009-14, Class AG, 4.50%, 3/20/2039	73,748	71,558
Series 2009-72, Class SM, IF, IO, 0.81%, 8/16/2039 (e)	99,446	5,592
Series 2009-61, Class AP, 4.00%, 8/20/2039	7,583	7,261
Series 2010-130, Class BD, 4.00%, 12/20/2039	229,017	220,397
Series 2010-157, Class OP, PO, 12/20/2040	71,485	58,716
Series 2014-H11, Class VA, 5.94%, 6/20/2064 (e)	936,892	931,418
Series 2015-H20, Class FA, 5.91%, 8/20/2065 (e)	1,344,474	1,336,992
Series 2015-H26, Class FG, 5.96%, 10/20/2065 (e)	949,534	939,354
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	39,746	38,077
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.13%, 11/25/2033 (e)	66,700	63,570
Series 2007-A1, Class 5A5, 4.94%, 7/25/2035 (e)	19,098	18,421
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (e)	29,543	27,732
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.10%, 10/25/2028 (e)	29,474	27,333
Series 2004-B, Class A1, 5.96%, 5/25/2029 (e)	36,155	34,425
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (e)	16,763	16,248
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	6,601
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,361,384	1,233,442
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,373,548	1,241,207
Series 2017-4, Class MT, 3.50%, 6/25/2057	342,821	297,991
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,429,880	1,289,724
Series 2019-3, Class M55D, 4.00%, 10/25/2058	318,441	287,015
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,267,155	2,835,366

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	379,163	355,500
Sequoia Mortgage Trust Series 2004-11, Class A1, 6.05%, 12/20/2034 (e)	118,601	104,569
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 6.15%, 1/19/2034 (e)	71,761	66,678
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 4.46%, 12/25/2044 (e)	93,537	85,929
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	254,917	252,004
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.90%, 10/25/2033 (e)	54,327	49,506
Total Collateralized Mortgage Obligations (Cost $48,886,319)		44,569,954
Commercial Mortgage-Backed Securities — 8.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (e)	686,580	621,406
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400,000	1,259,560
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,500,000	1,364,717
FHLMC, Multi-Family Structured Pass-Through Certificates
Series J22F, Class A2, 4.09%, 9/25/2024	55,116	54,421
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	2,000,000	1,933,148
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	334,333	315,146
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,869,964
Series K072, Class A2, 3.44%, 12/25/2027	473,000	448,629
Series K083, Class A2, 4.05%, 9/25/2028 (e)	594,000	573,087
Series K145, Class AM, 2.58%, 6/25/2055	880,000	730,263
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	412,608	411,069
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	123,944	123,268
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (e)	2,104,454	2,075,028
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	839,725	824,318
Series 2016-M6, Class A2, 2.49%, 5/25/2026	641,471	604,042
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	926,236	879,017
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	1,187,972	1,120,237
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (e)	2,662,640	2,513,758
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (e)	357,189	333,838
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	3,104,403	2,893,480
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (e)	1,835,677	1,717,426
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (e)	2,378,087	2,216,653
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	381,300	360,951
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (e)	2,455,914	2,275,275
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	1,145,280	1,042,787
Series 2020-M50, Class A2, 1.20%, 10/25/2030	407,022	362,641
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	5,669,626	355,834
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	1,517,000	1,181,919
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (e)	5,000,000	3,935,183
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	17,538	16,805
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (e)	330,932	27,136
FREMF Mortgage Trust Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (e)	1,500,000	1,455,886
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (a)	1,958,000	1,448,526
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300,000	274,448
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	1,770,000	1,402,365

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	27,444	25,248
Total Commercial Mortgage-Backed Securities (Cost $43,522,580)		40,047,479
Foreign Government Securities — 0.3%
Republic of Colombia 7.38%, 9/18/2037	300,000	289,200
Republic of Panama 3.16%, 1/23/2030	200,000	163,680
United Mexican States
4.13%, 1/21/2026	332,000	326,688
2.66%, 5/24/2031	1,000,000	817,000
Total Foreign Government Securities (Cost $1,859,812)		1,596,568
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (g) (h) (Cost $5,621,548)	5,618,763	5,621,573
Total Investments — 99.6% (Cost $488,081,520)		453,264,200
Other Assets Less Liabilities — 0.4%		1,593,221
NET ASSETS — 100.0%		454,857,421

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $2,229,921 or 0.49% of the Fund’s
net assets as of November 30, 2023.

(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	443	03/19/2024	USD	48,681,547	202,507
U.S. Treasury 10 Year Ultra Note	252	03/19/2024	USD	28,629,563	131,893
U.S. Treasury 5 Year Note	493	03/28/2024	USD	52,716,336	149,321
					483,721
Short Contracts
U.S. Treasury Long Bond	(53)	03/19/2024	USD	(6,181,125)	(46,301)
U.S. Treasury Ultra Bond	(35)	03/19/2024	USD	(4,309,375)	(55,311)
U.S. Treasury 2 Year Note	(186)	03/28/2024	USD	(38,042,813)	(2,378)
					(103,990)
					379,731

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2023 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.36% at termination	Receive	12/4/2028	USD10,930,000	—	—	—
CPI-U at termination	2.50% at termination	Receive	12/4/2033	USD7,481,000	—	—	—
					—	—	—

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.40% at termination	Receive	10/16/2026	USD4,136,000	134	(4,621)	(4,487)
CPI-U at termination	2.43% at termination	Receive	11/17/2028	USD1,001,000	—	(2,819)	(2,819)
CPI-U at termination	2.47% at termination	Receive	9/6/2028	USD4,235,000	—	(6,887)	(6,887)
CPI-U at termination	2.47% at termination	Receive	11/15/2028	USD31,370,000	—	(140,050)	(140,050)
CPI-U at termination	2.48% at termination	Receive	8/4/2026	USD36,743,000	3,039	(14,673)	(11,634)
CPI-U at termination	2.49% at termination	Receive	9/5/2028	USD32,781,000	30,264	(106,977)	(76,713)
CPI-U at termination	2.49% at termination	Receive	10/12/2028	USD3,133,000	—	(11,559)	(11,559)
CPI-U at termination	2.49% at termination	Receive	10/16/2028	USD5,056,000	272	(20,575)	(20,303)
CPI-U at termination	2.50% at termination	Receive	9/29/2026	USD4,708,000	(4,464)	(8,274)	(12,738)
CPI-U at termination	2.52% at termination	Receive	9/7/2028	USD8,543,000	—	(33,733)	(33,733)
CPI-U at termination	2.54% at termination	Receive	10/3/2028	USD14,905,000	(31,676)	(45,547)	(77,223)
CPI-U at termination	2.56% at termination	Receive	11/6/2028	USD4,090,000	—	(33,474)	(33,474)
CPI-U at termination	2.58% at termination	Receive	9/14/2026	USD9,026,000	360	(41,077)	(40,717)
CPI-U at termination	2.58% at termination	Receive	10/19/2026	USD4,594,000	(1,177)	(28,237)	(29,414)
CPI-U at termination	2.59% at termination	Receive	7/11/2033	USD20,704,000	18,938	(114,442)	(95,504)
CPI-U at termination	2.62% at termination	Receive	10/19/2028	USD9,189,000	332	(92,022)	(91,690)
CPI-U at termination	2.62% at termination	Receive	11/2/2030	USD5,989,000	(7,817)	(57,612)	(65,429)
CPI-U at termination	2.62% at termination	Receive	8/4/2033	USD30,069,000	12,328	(219,372)	(207,044)
CPI-U at termination	2.62% at termination	Receive	10/3/2033	USD4,779,000	(18,900)	(19,482)	(38,382)
CPI-U at termination	2.63% at termination	Receive	10/24/2026	USD31,053,000	—	(258,477)	(258,477)
CPI-U at termination	2.63% at termination	Receive	8/2/2033	USD2,736,000	6,036	(27,035)	(20,999)
CPI-U at termination	2.63% at termination	Receive	8/4/2033	USD1,000,000	—	(7,533)	(7,533)
CPI-U at termination	2.64% at termination	Receive	7/31/2033	USD1,096,000	—	(8,764)	(8,764)
CPI-U at termination	2.64% at termination	Receive	8/2/2033	USD10,689,000	—	(89,886)	(89,886)
CPI-U at termination	2.66% at termination	Receive	11/2/2033	USD5,553,000	(11,428)	(64,051)	(75,479)
CPI-U at termination	2.70% at termination	Receive	10/23/2033	USD44,388,000	(81,732)	(642,679)	(724,411)
					(85,491)	(2,099,858)	(2,185,349)
					(85,491)	(2,099,858)	(2,185,349)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2023 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.07%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.63	USD47,467,000	(515,944)	(376,091)	(892,035)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$71,561,558	$1,915,339	$73,476,897
Collateralized Mortgage Obligations	—	44,569,710	244	44,569,954
Commercial Mortgage-Backed Securities	—	38,598,953	1,448,526	40,047,479
Corporate Bonds	—	121,229,224	—	121,229,224
Foreign Government Securities	—	1,596,568	—	1,596,568
Mortgage-Backed Securities	—	91,553,882	—	91,553,882
U.S. Treasury Obligations	—	75,168,623	—	75,168,623
Short-Term Investments
Investment Companies	5,621,573	—	—	5,621,573
Total Investments in Securities	$5,621,573	$444,278,518	$3,364,109	$453,264,200
Appreciation in Other Financial Instruments
Futures Contracts	$483,721	$—	$—	$483,721
Swaps	—	—	—	—
Depreciation in Other Financial Instruments
Futures Contracts	(103,990)	—	—	(103,990)
Swaps	—	(2,475,949)	—	(2,475,949)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$379,731	$(2,475,949)	$—	$(2,096,218)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$1,279,429	$—	$(3,688)	$1,946	$999,995	$(836,129)	$473,786	$—	$1,915,339
Collateralized Mortgage Obligations	935,153	—	—	—	—	—	—	(934,909)	244
Commercial Mortgage-Backed Securities	1,508,498	—	(58,391)	(1,581)	—	—	—	—	1,448,526
Total	$3,723,080	$—	$(62,079)	$365	$999,995	$(836,129)	$473,786	$(934,909)	$3,364,109

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(62,079).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,334,686	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (0.67%)
			Constant Default Rate	0.00% - 29.00% (5.14%)
			Yield (Discount Rate of Cash Flows)	6.62% - 15.84% (8.36%)
Asset-Backed Securities	1,334,686
Total	$1,334,686

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2023, the value of these investments was $2,029,423. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$16,176,982	$256,167,797	$266,722,346	$1,547	$(2,407)	$5,621,573	5,618,763	$447,956	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.